PROPERTY AND EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation	$ 3,086	$ 8,799	$ 9,220	$ 26,637	$ 30,702	$ 51,988
Impairment loss					0	0
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation			$ 1,095	$ 2,012	$ 2,399	$ 3,933